UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
   Washington, D.C. 20549

    Form 13F

   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):  [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Capital LLC
Address: 29 Commonwealth Avenue, 10th Floor,
   Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin  Boston, MA   November 13, 2009
----------------------------- --------------------- -------------------------
   [Signature]    [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:1

Form 13F Information Table Entry Total:   61

Form 13F Information Table Value Total: $ 51,535
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1    28-12279   Andrew Weiss

COLUMN 1                COLUMN 2            COLUMN 3  COLUMN 4 COLUMN 5                   COLUMN 6   COLUMN 7 COLUMN 8
                                                      AMOUNT AND TYPE OF                                      VOTING AUTHORITY
                                                      SECURITY
                                                      VALUE    SHR OR                     INVESTMENT OTHER
NAME OF ISSUER          TITLE OF CLASS      CUSIP     (x$1000) PRN AMT    SH/PRN PUT/CALL DISCRETION MANAGERS SOLE       SHARED NONE

AFLAC INC               COM                 001055102       93      2,172 SH              SHARED-DEFINED           2,172           0
AU OPTRONICS CORP       SPONSORED ADR       002255107    2,082    215,110 SH              SHARED-DEFINED         215,110           0
ADVANCED SEMICONDUCTOR  SPONSORED ADR       00756M404      907    219,590 SH              SHARED-DEFINED         219,590           0
ENGR
ALLSTATE CORP           COM                 020002101       77      2,508 SH              SHARED-DEFINED           2,508           0
AMERICAN EXPRESS CO     COM                 025816109      168      4,962 SH              SHARED-DEFINED           4,962           0
AMERICAN INTL GROUP INC COM NEW ADDED       026874784    1,041     23,594 SH              SHARED-DEFINED          23,594           0
BB&T CORP               COM                 054937107       72      2,644 SH              SHARED-DEFINED           2,644           0
BANCO BRADESCO S A SP   ADR PFD NEW         059460303      348     17,500 SH              SHARED-DEFINED          17,500           0
BANK OF AMERICA         COM                 060505104      528     31,195 SH              SHARED-DEFINED          31,195           0
CORPORATION
BANK OF NEW YORK MELLON COM                 064058100      155      5,363 SH              SHARED-DEFINED           5,363           0
CORP
CME GROUP INC           COM                 12572Q105       88        287 SH              SHARED-DEFINED             287           0
CENTER BANCORP INC      COM                 151408101    1,240    164,706 SH              SHARED-DEFINED         164,706           0
CHUBB CORP              COM                 171232101       83      1,648 SH              SHARED-DEFINED           1,648           0
CHUNGHWA TELECOM CO LTD SPONS ADR NEW 0     17133Q403    1,546     85,715 SH              SHARED-DEFINED          85,715           0
CITIGROUP INC           COM                 172967101       52     10,760 SH              SHARED-DEFINED          10,760           0
DWS RREEF REAL ESTATE   COM                 23338X102      121    137,202 SH              SHARED-DEFINED         137,202           0
FD II
ELRON ELECTR INDS LTD   ORD                 290160100      123     23,556 SH              SHARED-DEFINED          23,556           0
GOLDEN POND HEALTHCARE  *W EXP 11/06/201    38116J117        3     24,195 SH              SHARED-DEFINED          24,195           0
INC
GOLDMAN SACHS GROUP INC COM                 38141G104      378      2,049 SH              SHARED-DEFINED           2,049           0
ICICI BK LTD            ADR                 45104G104    3,630     94,150 SH              SHARED-DEFINED          94,150           0
INDIA FD INC            COM                 454089103       91      3,135 SH              SHARED-DEFINED           3,135           0
INFOSYS TECHNOLOGIES    SPONSORED ADR       456788108    7,386    152,320 SH              SHARED-DEFINED         152,320           0
LTD
ISHARES INC             MSCI SINGAPORE      464286673    1,305    121,376 SH              SHARED-DEFINED         121,376           0
ISHARES INC             MSCI TAIWAN         464286731    5,187    421,703 SH              SHARED-DEFINED         421,703           0
ISHARES INC             MSCI GERMAN         464286806       97      4,361 SH              SHARED-DEFINED           4,361           0
ISHARES INC             MSCI MALAYSIA       464286830    1,517    149,638 SH              SHARED-DEFINED         149,638           0
ISHARES INC             MSCI HONG KONG      464286871    8,427    542,970 SH              SHARED-DEFINED         542,970           0
ISHARES TR              INDEX FTSE XNHUA    464287184    6,020    147,051 SH              SHARED-DEFINED         147,051           0
                        IDX
ITAU UNIBANCO HLDG SA   SPON ADR REP PF     465562106      406     20,125 SH              SHARED-DEFINED          20,125           0
JPMORGAN CHASE & CO     COM                 46625H100      775     17,688 SH              SHARED-DEFINED          17,688           0
LEADIS TECHNOLOGY INC   COM                 52171N103    1,476            SH              SHARED-DEFINED       1,475,826           0
                                                                1,475,826
MASTERCARD INC          CL A                57636Q104       72        356 SH              SHARED-DEFINED             356           0
METLIFE INC             COM                 59156R108       93      2,438 SH              SHARED-DEFINED           2,438           0
MORGAN STANLEY          COM NEW             617446448      145      4,692 SH              SHARED-DEFINED           4,692           0
NYSE EURONEXT           COM                 629491101       97      3,355 SH              SHARED-DEFINED           3,355           0
NEUROBIOLOGICAL TECH    COM NEW             64124W304      150    167,037 SH              SHARED-DEFINED         167,037           0
INC
NEUBERGER BERMAN DIV    COM                 64127J102      207     21,307 SH              SHARED-DEFINED          21,307           0
ADVANT
NUVEEN REAL ESTATE      COM                 67071B108       48      6,125 SH              SHARED-DEFINED           6,125           0
INCOME FD
NUVEEN INSD FLA PREM    COM                 67101V108       92      6,727 SH              SHARED-DEFINED           6,727           0
INCOME
PNC FINL SVCS GROUP INC COM                 693475105      101      2,076 SH              SHARED-DEFINED           2,076           0
PETROLEO BRASILEIRO SA  SP ADR NON VTG      71654V101      344      8,750 SH              SHARED-DEFINED           8,750           0
PETRO
PETROLEO BRASILEIRO SA  SPONSORED ADR       71654V408      402      8,750 SH              SHARED-DEFINED           8,750           0
PETRO
POWERSHARES INDIA ETF   INDIA PORT          73935L100      297     14,020 SH              SHARED-DEFINED          14,020           0
TR
PRUDENTIAL FINL INC     COM                 744320102      102      2,053 SH              SHARED-DEFINED           2,053           0
SANTA MONICA MEDIA CORP COM                 802501106        -     98,455 SH              SHARED-DEFINED          98,455           0
SANTA MONICA MEDIA CORP *W EXP 03/27/201    802501114        -     21,450 SH              SHARED-DEFINED          21,450           0
SANTA MONICA MEDIA CORP UNIT 99/99/9999     802501205        -     18,060 SH              SHARED-DEFINED          18,060           0
SCHWAB CHARLES CORP NEW COM                 808513105       86      4,475 SH              SHARED-DEFINED           4,475           0
SILICONWARE PRECISION   SPONSD ADR SPL      827084864    1,345    187,371 SH              SHARED-DEFINED         187,371           0
INDS L
SIMON PPTY GROUP INC    COM                 828806109       72      1,041 SH              SHARED-DEFINED           1,041           0
NEW
STATE STR CORP          COM                 857477103      108      2,052 SH              SHARED-DEFINED           2,052           0
STONELEIGH PARTNERS     *W EXP 05/31/201    861923126        -     28,870 SH              SHARED-DEFINED          28,870           0
ACQUS CO                DELETED
TAIWAN GREATER CHINA FD SH BEN INT          874037104      392     66,391 SH              SHARED-DEFINED          66,391           0
TEMPLETON RUS AND EAST  COM                 88022F105      103      5,414 SH              SHARED-DEFINED           5,414           0
EUR F
TRAVELERS COMPANIES INC COM                 89417E109      137      2,787 SH              SHARED-DEFINED           2,787           0
US BANCORP DEL          COM NEW             902973304      181      8,270 SH              SHARED-DEFINED           8,270           0
VALE S A                ADR                 91912E105      405     17,500 SH              SHARED-DEFINED          17,500           0
VALE S A                ADR REPSTG PFD      91912E204      359     17,500 SH              SHARED-DEFINED          17,500           0
VISA INC                COM CL A            92826C839      147      2,121 SH              SHARED-DEFINED           2,121           0
WELLS FARGO & CO NEW    COM                 949746101      548     19,456 SH              SHARED-DEFINED          19,456           0
ACE LTD                 SHS                 H0023R105       80      1,497 SH              SHARED-DEFINED           1,497           0